Income Taxes (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating losses	$ 4,327,027	$ 1,847,247
Share-based compensation	868,222	2,521,303
Amortization of intangible assets	432,335
Tax credits	62,969
Other	12,755
Subtotal	5,703,308	4,368,550
Less valuation allowance:	(5,649,582)	(4,307,813)
Total deferred tax assets	53,726	60,737
Deferred tax liabilities:
Intangibles		(1,452,340)
Property and equipment	(53,726)
Other		(60,736)
Total deferred tax liabilities	(53,726)	(1,513,076)
Net deferred tax liabilities		$ (1,452,339)